Commitments and Contingencies (Schedule of Minimum Contractual Long-Term Operating Lease Payments) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 98,665
2016	81,482
2017	69,053
2018	60,979
2019	50,353
Thereafter	497,882
Total operating lease obligations	$ 858,414